Condensed Financial Information of the Parent Company (Details) - Schedule of Cash Flows - Parent [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
CASH FLOW FROM OPERATING ACTIVTIES
Net income	¥ (60,884)	¥ (87,616)
Adjustments to reconcile net income to net cash provided by operating activities:
Equity loss of subsidiaries	50,082	18,396
Share-based compensation and expenses	8,892	63,656
Changes in operating assets and liabilities:
Inter-company receivable	(13,078)	1,539
Prepaid expenses and other current assets	(500)
Inter-company payable	(33,989)
Related-parties	2,901
Other payables and accrued liabilities	25,531	4,026
Net cash used in operating activities	(21,045)	1
Loan received from a shareholder	20,546
Effect of exchange rate changes on cash and cash equivalent and restricted cash	498
Net change in cash and cash equivalent	(1)	1
Cash and cash equivalents and restricted cash at beginning of year	2	1
Cash and cash equivalents and restricted cash at end of year	¥ 1	¥ 2